UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Brian Vrabel

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-3842

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2018

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (A) — 96.7%

CANADA — 3.5%
Callidus ABL CLO, Ser 2016-1A, Cl A
3.990%, 12/07/21 (B)	$42,288,791	$42,288,791
Callidus ABL CLO, Ser 2016-1A, Cl B
5.430%, 12/07/21 (B)	11,500,000	11,442,500
Callidus ABL CLO, Ser 2016-1A, Cl C
6.790%, 12/07/21 (B)	7,000,000	6,860,000
Callidus ABL CLO, Ser 2016-1A, Cl D
9.290%, 12/07/21 (B)	5,250,000	5,092,500

		65,683,791

CAYMAN ISLANDS — 37.8%
Battalion CLO XI, Ser 2017-11A, Cl E
8.339%, VAR ICE LIBOR USD 3 Month+5.980% 10/24/29 (B)	2,700,000	2,647,080
Battalion CLO XI, Ser 2017-11A, Cl SUB
10/24/29 (B)(C)	38,324,300	33,725,384
Benefit Street Partners CLO, Ser 2015-VII, Cl SUB
07/18/27 (C)	36,750,000	30,847,950
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
07/20/29 (B)(C)	21,904,000	11,171,040
Benefit Street Partners CLO IV
07/20/26 (B)(C)	21,676,000	13,157,332
Benefit Street Partners CLO IX
07/20/25 (B)(C)	20,640,000	18,163,200
Benefit Street Partners CLO V
10/20/26 (B)(C)	19,200,000	9,984,000
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
10/18/29 (B)(C)	36,203,000	28,419,355
Benefit Street Partners CLO VIII (B)(C)	36,680,000	33,378,800
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
10/15/30 (B)(C)	40,364,000	35,423,446
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
04/20/31 (B)(C)	37,334,000	33,204,860
Brigade Debt Funding I, Ser 2018-1A (C)	55,000,000	55,000,000
Cathedral Lake CLO, Ser 2013-1A, Cl CR
5.848%, VAR ICE LIBOR USD 3 Month+3.500% 10/15/29 (B)	5,000,000	5,068,750
Cathedral Lake CLO, Ser 2013-1A, Cl DR
8.972%, VAR ICE LIBOR USD 3 Month+7.250% 10/15/29 (B)	11,700,000	12,051,000
Cathedral Lake CLO, Ser 2013-1A, Cl SUB
10/15/29 (B)(C)	18,200,000	8,463,000
Elevation CLO, Ser 2014-2A, Cl ER
8.698%, VAR ICE LIBOR USD 3 Month+6.350% 10/15/29 (B)	9,500,000	9,640,847
Elevation CLO, Ser 2014-2A, Cl FR
10.988%, VAR ICE LIBOR USD 3 Month+8.640% 10/15/29 (B)	8,550,000	8,591,262
Elevation CLO, Ser 2014-2A, Cl SUB
10/15/29 (B)(C)	14,400,000	7,920,000
Elevation CLO, Ser 2017-7A, Cl SUB
07/15/30 (B)(C)	5,000,000	4,550,000
Elevation CLO, Ser 2017-8A, Cl F
9.788%, 10/25/30	6,650,000	6,578,701
Elevation CLO, Ser 2017-8A, Cl SUB
10/25/30 (B)(C)	12,600,000	10,289,236
Figueroa CLO, Ser 2013-2A, Cl DR
9.702%, VAR ICE LIBOR USD 3 Month+7.500% 06/20/27 (B)	8,250,000	8,311,875
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl D
7.071%, VAR ICE LIBOR USD 3 Month+5.000% 10/10/26 (B)	2,000,000	2,004,780
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl F
8.821%, VAR ICE LIBOR USD 3 Month+6.750% 10/10/26 (B)	8,300,000	8,293,028
Freidbergmilstein Private Capital Fund
01/15/19 (B)(C)	1,000,000	–

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2018

Description	Par Value	Fair Value
Great Lakes CLO, Ser 2014-1A, Cl ER
9.222%, 10/15/29	$10,378,000	$10,175,421
Great Lakes CLO, Ser 2014-1A, Cl FR
11.722%, 10/15/29	6,063,000	5,901,785
Great Lakes CLO, Ser 2014-1A, Cl SUB
10/15/29 (B)(C)	16,940,000	14,991,900
Great Lakes CLO, Ser 2015-1A, Cl ER
9.080%, 01/16/30	17,689,000	16,797,298
Great Lakes CLO, Ser 2015-1A, Cl FR
11.720%, 01/16/30	6,517,000	6,002,222
Ivy Hill Middle Market Credit Fund, Ser 2017-7A, Cl SUB
10/20/29 (B)(C)	19,066,500	15,634,530
Ivy Hill Middle Market Credit Fund VII, Ser 2017-7A, Cl ER
10.089%, VAR ICE LIBOR USD 3 Month+7.730% 10/20/29 (B)	9,000,000	8,865,540
Lockwood Grove CLO, Ser 2014-1A, Cl ERR
7.593%, 01/25/30	17,100,000	17,100,000
Monarch Grove CLO, Ser 2018-1A, Cl D
4.393%, VAR ICE LIBOR USD 3 Month+2.650% 01/25/28 (B)	6,450,000	6,450,000
Mountain View CLO, Ser 2013-1A, Cl DR
6.489%, VAR ICE LIBOR USD 3 Month+4.150% 10/12/30 (B)	2,000,000	1,960,000
Mountain View CLO, Ser 2013-1A, Cl ER
10.039%, VAR ICE LIBOR USD 3 Month+7.700% 10/12/30 (B)	10,000,000	9,800,000
Neuberger Berman CLO, Ser 2017-24A, Cl INC
04/19/30 (B)(C)	15,000,000	12,450,000
Neuberger Berman CLO XV, Ser 2013-15A, Cl FR
10.828%, VAR ICE LIBOR USD 3 Month+8.480% 10/15/29 (B)	4,200,000	4,243,260
Neuberger Berman CLO XVI, Ser 2017-16SA, Cl SUB
01/15/28 (B)(C)	17,822,117	17,822,117
Neuberger Berman Loan Advisers CLO, Ser 2017-25A, Cl INC
10/18/29 (B)(C)	16,000,000	13,600,000
Neuberger Berman Loan Advisers CLO, Ser 2017-26A, Cl INC
10/18/30 (B)(C)	13,600,000	12,104,000
Neuberger Berman Loan Advisers CLO, Ser 2018-27A, Cl INC
01/15/30 (B)(C)	12,000,000	10,560,000
Neuberger Berman Loan Advisers CLO, Ser 2018-27A, Cl SUBN
01/15/30 (B)(C)	295,867	260,363
OCP CLO, Ser 2017-13A, Cl SUB
07/15/30 (B)(C)	11,500,000	10,130,350
OCP CLO, Ser 2017-6A, Cl ER
10.413%, VAR ICE LIBOR USD 3 Month+8.060% 10/17/30 (B)	10,800,000	10,550,520
TCW CLO, Ser 2017-1A, Cl SUB
07/29/29 (B)(C)	26,999,000	23,556,627
TCW CLO Warehouse Note, Ser 2018-1A (C)	31,111,000	31,111,000
Trinitas CLO III, Ser 2018-3A, Cl DR
5.148%, VAR ICE LIBOR USD 3 Month+2.800% 07/15/27 (B)	6,090,000	6,090,000
Venture CLO, Ser 2017-28AA, Cl SUB
10/20/29 (B)(C)	25,000,000	22,500,000
Venture XII CLO, Ser 2018-12A, Cl ERR
7.484%, VAR ICE LIBOR USD 3 Month+5.500% 02/28/26 (B)	8,400,000	8,400,000
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
07/20/30 (B)(C)	27,438,000	24,899,985

		718,841,844

IRELAND — 46.1%
ABPCI Direct Lending Fund CLO I, Ser 2016-1A, Cl B
7.665%, VAR ICE LIBOR USD 3 Month+5.920% 12/22/28 (B)	15,850,000	16,119,767
Arch Street CLO, Ser 2016-2A, CI E
9.309%, VAR ICE LIBOR USD 3 Month+6.950% 10/20/28 (B)	17,000,000	17,566,100
B&M CLO, Ser 2014-1A, Cl E
7.472%, VAR ICE LIBOR USD 3 Month+5.750% 04/16/26 (B)	5,250,000	4,777,500
Battalion CLO, Ser 2013-4A, Cl SUB
10/22/25 (B)(C)	31,800,000	6,996,000
Battalion CLO, Ser 2014-5A, Cl SUB
04/17/26 (B)(C)	33,031,000	11,560,850

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2018

Description	Par Value	Fair Value
Battalion CLO V, Ser 2014-5A, Cl E
7.853%, VAR ICE LIBOR USD 3 Month+5.500% 04/17/26 (B)	$11,000,000	$9,515,000
Battalion CLO VII, Ser 2014-7A, Cl SUB
10/17/26 (B)(C)	11,375,000	4,777,500
Battalion CLO VII, Ser 2017-8A, Cl D1R
8.734%, VAR ICE LIBOR USD 3 Month+7.000% 07/18/30 (B)	23,994,000	24,233,940
Battalion CLO VIII, Ser 2015-8A, Cl SUB
04/18/30 (B)(C)	23,307,000	16,314,900
Battalion CLO X, Ser 2016-10A, Cl SUB
01/24/29 (B)(C)	25,270,000	21,479,500
Benefit Street Partners CLO I, Ser 2012-IA, Cl SUB
10/15/23 (B)(C)	8,650,000	367,625
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB
07/15/24 (B)(C)	23,450,000	15,477,000
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
01/15/29 (B)(C)	35,364,000	30,660,588
Carlyle Global Market Strategies CLO, Ser 2012-1A, Cl SUB
04/20/22 (B)(C)	1,400,000	3,500
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
01/15/26 (B)(C)	24,125,000	23,039,375
Cerberus Loan Funding XVI, Ser 2016-2A, Cl E
8.359%, VAR ICE LIBOR USD 3 Month+7.000% 11/15/27 (B)	10,500,000	10,499,265
Cerberus Loan Funding XVIII, Ser 2017-1A, Cl E
9.098%, VAR ICE LIBOR USD 3 Month+6.750% 04/15/27 (B)	18,000,000	17,730,000
Cerberus Onshore II CLO, Ser 2016-1A, Cl A1T
3.509%, VAR ICE LIBOR USD 3 Month+2.150% 09/07/26 (B)	2,260,329	2,266,251
Cerberus Onshore II CLO, Ser 2016-1A, Cl E
8.559%, VAR ICE LIBOR USD 3 Month+7.200% 09/07/26 (B)	12,500,000	12,482,500
CIFC Funding, Ser 2012-2A, Cl SUB
12/05/24 (B)(C)	11,899,000	–
CVP Cascade CLO, Ser 2014-2A, Cl D
6.534%, VAR ICE LIBOR USD 3 Month+4.800% 07/18/26 (B)	2,462,000	2,314,280
CVP Cascade CLO, Ser 2014-2A, Cl E
7.534%, VAR ICE LIBOR USD 3 Month+5.800% 07/18/26 (B)	8,000,000	7,024,000
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
8.945%, VAR ICE LIBOR USD 3 Month+7.200% 01/20/27 (B)	9,000,000	8,637,390
Fifth Street Senior Loan Fund, Ser 2015-2A, Cl D
9.060%, VAR ICE LIBOR USD 3 Month+7.300% 09/29/27 (B)	19,050,000	18,490,120
Fifth Street Senior Loan Fund, Ser 2015-2A, Cl SUB
09/29/27 (B)(C)	34,362,000	18,476,447
Figueroa CLO, Ser 2013-1I, Cl SUB
03/21/24 (C)	17,500,000	700
Figueroa CLO, Ser 2013-2A, Cl SUB
06/20/27 (B)(C)	12,967,000	5,788,469
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl F
8.458%, VAR ICE LIBOR USD 3 Month+6.750% 10/15/26 (B)	9,000,000	8,842,950
Garrison Funding, Ser 2016-2A, Cl A1T
4.085%, VAR ICE LIBOR USD 3 Month+2.200% 09/29/27 (B)	18,252,000	18,352,386
Garrison Funding, Ser 2016-2A, Cl C
7.885%, VAR ICE LIBOR USD 3 Month+6.000% 09/29/27 (B)	9,466,000	9,584,609
Golub Capital Partners CLO, Ser 2017-35A, Cl E
8.859%, VAR ICE LIBOR USD 3 Month+6.500% 07/20/29 (B)	13,575,000	13,710,750
Great Lakes CLO, Ser 2015-1A, Cl SUB
01/16/30 (B)(C)	24,580,042	19,909,834
ICE Global Credit CLO, Ser 2013-1A, Cl B1
4.050%, 04/20/24 (B)	9,500,000	9,500,000
ICE Global Credit CLO, Ser 2013-1A, Cl C1
4.750%, 04/20/24 (B)	24,500,000	24,255,000
ICE Global Credit CLO, Ser 2013-1A, Cl D
5.650%, 04/20/24 (B)	18,125,000	17,581,250
ICE Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)	12,500,000	6,312,500
Ivy Hill Middle Market Credit Fund, Ser 2017-12A, Cl D
9.305%, VAR ICE LIBOR USD 3 Month+7.560% 07/20/29 (B)	20,790,000	20,765,052

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2018

Description	Par Value	Fair Value
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
07/20/29 (B)(C)	$4,200,000	$4,205,040
JFIN CLO, Ser 2015-2A, Cl E
8.353%, VAR ICE LIBOR USD 3 Month+7.000% 10/19/26 (B)	9,375,000	9,410,156
JFIN CLO, Ser 2017-1A, Cl C
4.165%, VAR ICE LIBOR USD 3 Month+2.800% 04/24/29 (B)	3,265,000	3,313,975
JFIN CLO, Ser 2017-1A, Cl D
4.965%, VAR ICE LIBOR USD 3 Month+3.600% 04/24/29 (B)	5,485,000	5,553,563
JFIN CLO, Ser 2017-1A, Cl E
7.715%, VAR ICE LIBOR USD 3 Month+6.350% 04/24/29 (B)	10,500,000	10,578,750
JFIN MM CLO, Ser 2014-1A, Cl C
4.023%, VAR ICE LIBOR USD 3 Month+2.660% 04/20/25 (B)	2,187,500	2,190,234
JFIN MM CLO, Ser 2014-1A, Cl D
4.713%, VAR ICE LIBOR USD 3 Month+3.350% 04/20/25 (B)	14,990,000	15,008,737
JFIN MM CLO, Ser 2014-1A, Cl E
7.807%, VAR ICE LIBOR USD 3 Month+6.500% 04/20/25 (B)	12,500,000	12,562,500
JFIN Revolver CLO, Ser 2014-2A, Cl C
4.635%, VAR ICE LIBOR USD 3 Month+2.750% 02/20/22 (B)	4,500,000	4,500,000
JFIN Revolver CLO, Ser 2017-5A, Cl B
5.300%, 04/20/24 (B)	19,000,000	19,000,000
JFIN Revolver CLO, Ser 2017-5A, Cl C
7.150%, 04/20/24 (B)	14,500,000	14,500,000
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
01/25/30 (B)(C)	25,988,000	20,010,760
Longfellow Place CLO, Ser 2017-1A, Cl FRR
10.848%, VAR ICE LIBOR USD 3 Month+8.500% 04/15/29 (B)	6,862,500	6,780,150
Monroe Capital MML CLO, Ser 2016-1A, Cl E
10.363%, VAR ICE LIBOR USD 3 Month+9.000% 07/22/28 (B)	10,000,000	10,075,000
Nelder Grove CLO, Ser 2014-1A, Cl ER
8.684%, VAR ICE LIBOR USD 3 Month+6.700% 08/28/26 (B)	9,000,000	9,000,000
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB
10/15/29 (B)(C)	19,868,600	9,536,928
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB
04/22/29 (B)(C)	5,900,000	3,455,630
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
10/17/27 (B)(C)	26,625,000	18,637,500
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF
0.100%, 10/17/27 (B)	818,231	597,309
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
7.845%, VAR ICE LIBOR USD 3 Month+6.100% 07/25/25 (B)	15,000,000	14,775,000
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl D
7.460%, VAR ICE LIBOR USD 3 Month+5.100% 10/25/28 (B)	1,666,000	1,678,895
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E
10.110%, VAR ICE LIBOR USD 3 Month+7.750% 10/25/28 (B)	23,142,000	23,171,390
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB
10/25/28 (B)(C)	32,718,000	28,464,660
NewStar Clarendon Fund CLO, Ser 2014-1A, Cl E
7.795%, VAR ICE LIBOR USD 3 Month+6.050% 01/25/27 (B)	23,726,000	22,785,027
OCP CLO, Ser 2012-2A, Cl SUB
11/22/25 (B)(C)	18,445,000	9,499,175
OCP CLO, Ser 2013-4A, Cl ER
9.591%, VAR ICE LIBOR USD 3 Month+7.850% 04/24/29 (B)	8,250,000	7,986,660
OCP CLO, Ser 2017-14A, Cl SUB
11/20/30 (B)(C)	16,333,000	13,964,715
Shackleton CLO, Ser 2014-6A, Cl F
8.103%, VAR ICE LIBOR USD 3 Month+5.750% 07/17/26 (B)	10,750,000	9,460,000
Shackleton CLO, Ser 2014-6A, Cl SUB
07/17/26 (B)(C)	23,850,000	8,347,500
TCP Waterman CLO, Ser 2016-1A, Cl B
5.575%, 12/15/28	6,000,000	6,021,960
TIAA Churchill Middle Market CLO, Ser 2016-1A, Cl E
10.359%, VAR ICE LIBOR USD 3 Month+8.000% 10/20/28 (B)	5,500,000	5,426,520
Valhalla CLO, Ser 2004-1A, Cl EIN
08/01/20 (B)(C)	6,500,000	1,300,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2018

Description	Par Value/Shares	Fair Value
Venture CDO, Ser 2012-10A, Cl ERR
9.109%, VAR ICE LIBOR USD 3 Month+6.750% 04/20/27 (B)	$11,062,500	$11,117,813
Venture CDO, Ser 2016-25A, Cl SUB
04/20/29 (B)(C)	11,620,000	9,993,200
Venture CLO, Ser 2012-10A, Cl FRR
10.859%, VAR ICE LIBOR USD 3 Month+8.500% 04/20/27 (B)	4,750,000	4,773,750
Venture X CDO, Ser 2012-10A, Cl SUB
04/20/27 (B)(C)	16,562,000	9,109,100
Venture XXVI CLO, Ser 2017-26A, Cl SUB
01/20/29 (B)(C)	10,526,000	9,262,880
Woodmont Trust, Ser 2017-1A, Cl C
6.105%, VAR ICE LIBOR USD 3 Month+3.750% 04/18/29 (B)	13,950,000	14,100,800
Woodmont Trust, Ser 2017-1A, Cl D
7.405%, VAR ICE LIBOR USD 3 Month+5.050% 04/18/29 (B)	7,500,000	7,550,775
Zohar CDO, Ser 2007-3A, Cl A2
2.150%, VAR ICE LIBOR USD 3 Month+0.550% 04/15/19 (B)(D)	90,000,000	18,225,000
Zohar CDO, Ser 2007-3A, Cl A3
2.350%, VAR ICE LIBOR USD 3 Month+0.750% 04/15/19 (B)	56,000,000	5,600,000

		876,943,950

JERSEY — 1.2%
Saranac CLO V, Ser 2013-1A, Cl ER
9.453%, VAR ICE LIBOR USD 3 Month+7.700% 07/26/29 (B)	18,000,000	18,360,000
Saranac CLO VII, Ser 2014-2A, Cl ER
8.605%, VAR ICE LIBOR USD 3 Month+6.720% 11/20/29 (B)	5,000,000	4,800,000

		23,160,000

UNITED STATES — 8.1%
Battalion CLO XII Warehouse Note	60,000,000	60,000,000
Benefit Street Partners CLO XIV Warehouse Note	13,999,800	13,999,800
Ivy Hill IV
07/03/21 (D)	85,000,000	80,750,000

		154,749,800

Total Asset-Backed Securities (Cost $1,733,780,579)		1,839,379,385

COMMON STOCK — 1.6%

UNITED STATES — 1.6%
Ares Capital	1,971,131	31,281,849

Total Common Stock (Cost $30,725,752)		31,281,849

CASH EQUIVALENT (E) (F) — 1.0%

UNITED STATES — 1.0%
SEI Daily Income Trust Government Fund, Cl F, 1.430%	18,359,145	18,359,145

Total Cash Equivalent (Cost $18,359,145)		18,359,145

Total Investments — 99.3% (Cost $1,782,865,476)		$1,889,020,379

Percentages based on Limited Partners’ Capital of $1,901,946,464.

Transactions with affiliated funds during the period ended March 31, 2018 are as follows:

	Value of Shares Held as of 12/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 03/31/2018	Dividend Income
SEI Daily Income Trust Government Fund, Cl F	$94,848,109	$226,030,786	($302,519,750)	$—	$18,359,145	$272,308

CDO — Collateralized Debt Obligation
Cl — Class

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2018

CLO — Collateralized Loan Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
VAR — Variable

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2018 was $1,839,379,385 and represented 96.7% of Partners’ Capital.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At March 31, 2018, the market value of Rule 144A positions amounted to $1,499,092,548 or 78.8% of Limited Partners’ Capital.
(C)	Represents equity/residual tranche investments in which estimated effective yields are applied.
(D)	Security fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of March 31, 2018 was $98,975,000 and represented 5.2% of Limited Partners’ Capital.
(E)	Rate shown is the 7-day effective yield as of March 31, 2018.
(F)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$1,839,379,385	$1,839,379,385
Common Stock	31,281,849	—	—	31,281,849
Cash Equivalent	18,359,145	—	—	18,359,145

Total Investments in Securities	$49,640,994	$—	$1,839,379,385	$1,889,020,379

(1)	Of the $1,839,379,385 in Level 3 securities as of March 31, 2018, $1,740,404,385 was valued via dealer quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2018	$1,839,575,720
Accrued discounts/premiums	(1,281,561)
Realized gain/(loss)	38,386,198
Change in unrealized appreciation/(depreciation)	1,920,029
Proceeds from sales	(292,178,085)
Purchases	252,957,084

Ending balance as of March 31, 2018	$1,839,379,385

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$26,433,030

For the period ended March 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, are recognized at year end.

Amounts designated as “—” are $0 or have been rounded to $0.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: May 30, 2018

By (Signature and Title)	/s/ James J. Hoffmayer
James J. Hoffmayer, Treasurer

Date: May 30, 2018